Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (33,305)	$ (308,155)
Adjustments and items not affecting cash:
Depreciation and amortization	466,996	455,520
Deferred taxes	(76,560)	(69,356)
Initial value and changes in derivative financial instruments net of amortization	(15,502)	2,462
Share-based compensation	10,397	10,920
Cost of equity funds used for construction purposes	(3,366)	(1,896)
Change in value of investments carried at fair value	229,988	499,125
Pension and post-employment expense lower than contributions	(7,838)	(15,329)
Distributions received from equity investments, net of income	11,730	23,829
Impairment of assets (notes 5 and 8(c))	23,492	235,478
Other (notes 19(c), 19(e) and 19(f))	108,338	8,116
Net change in non-cash operating items (note 23)	(86,336)	(221,618)
Net cash provided by (used in) operating activities, total	628,034	619,096
Financing activities
Increase in long-term debt	3,033,503	4,622,937
Repayments of long-term debt	(2,297,346)	(3,326,519)
Net change in commercial paper	74,720	68,300
Issuance of common shares, net of costs	5,229	43,546
Cash dividends on common shares	(322,468)	(378,597)
Dividends on preferred shares	(8,356)	(8,720)
Contributions from non-controlling interests and redeemable non-controlling interests (note 3)	98,955	272,515
Production-based cash contributions from non-controlling interest	9,084	6,182
Distributions to non-controlling interests	(51,164)	(43,919)
Payments upon settlement of derivatives	0	(28,913)
Shares surrendered to fund withholding taxes on exercised share options	(2,434)	(4,667)
Redemption of Series C preferred shares (note 12(h))	(14,515)	0
Acquisition of non-controlling interest	0	(1,580)
Increase in other long-term liabilities	22,666	19,324
Decrease in other long-term liabilities	(79,638)	(94,837)
Net cash provided by (used in) financing activities, total	442,808	1,110,236
Investing activities
Additions to property, plant and equipment and intangible assets	(1,026,171)	(1,089,024)
Increase in long-term investments	(243,742)	(221,281)
Acquisitions of operating entities	0	(632,797)
Increase in other assets	(12,220)	(26,527)
Receipt of principal on development loans receivable	174,763	178,300
Decrease in long-term investments	11,749	2,920
Net cash provided by (used in) investing activities, total	(1,095,621)	(1,788,409)
Effect of exchange rate differences on cash and restricted cash	(267)	(1,127)
Decrease in cash, cash equivalents and restricted cash	(25,046)	(60,204)
Cash, cash equivalents and restricted cash, beginning of year	101,185	161,389
Cash, cash equivalents and restricted cash, end of year	76,139	101,185
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	368,511	272,734
Cash paid during the year for income taxes	7,171	10,962
Cash received during the year for distributions from equity investments	112,716	112,951
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	172,165	120,819
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	46,040	112,918
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	23,938	90,700
Related Party
Financing activities
Distributions to non-controlling interests, related party (note 17)	$ (25,428)	$ (34,816)